REVERSE STOCK SPLIT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2013	Dec. 30, 2012 Common Stock	Jan. 01, 2012 Common Stock	Dec. 30, 2012 Common Class A	Jan. 01, 2012 Common Class A	Jun. 30, 2013 Before Reverse Stock Split [Member] Common Stock	Jun. 30, 2013 Before Reverse Stock Split [Member] Common Class A	Jun. 30, 2013 After Reverse Stock Split [Member]	Jun. 30, 2013 After Reverse Stock Split [Member] Common Stock	Jun. 30, 2013 After Reverse Stock Split [Member] Common Class A
Class of Stock [Line Items]
Reverse Stock Split Conversion Ratio	5
Stock Issued During Period, Shares, Reverse Stock Splits						26,947,892	4,725,000		7,006,413	944,996
Common stock, par value		$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 1.00
Adjustments to Additional Paid in Capital, Stock Split								$ 23,721